January 30, 2003


Securities and Exchange Commission
450 Fifth Street
Washington D.C. 20549

               Re: KEELEY Small Cap Value Fund, Inc.
               Filing Pursuant to Rule 497(j) (33-63562 and 811-7760)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, KEELEY Small Cap Value Fund, Inc. (the "Corporation") hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Corporation pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 10 to the Corporation's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment which is the most recent amendment to such Registration Statement and was filed electronically on January 27, 2003, and which became effective on January 27, 2003.

                              Very truly yours

                              KEELEY SMALL CAP VALUE FUND, INC

                              By:  /s/  John L. Keeley, Jr., President